Transactions with Related Parties and Joint Operators - Disclosure of Transactions Between Related Parties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	S/ 44,238	S/ 58,264	S/ 21,505
Purchase of goods and services	1,765	2,731	16,967
Associates [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	108	1,704	3,367
Purchase of goods and services		2,130	2,776
Joint operations [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	44,130	56,560	18,138
Purchase of goods and services	S/ 1,765	S/ 601	S/ 14,191